Prepayments, Deposits and Other Assets, Net	12 Months Ended
Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER ASSETS, NET

NOTE 6 – PREPAYMENTS, DEPOSITS AND OTHER ASSETS, NET

Prepayments, deposits and other assets, net consisted of the following:

	As of June 30,
	2020	2019
Advances and deposits to suppliers	$633,706	$596,437
Contract assets	233,149	-
Prepaid expenses	388,010	280,290
Due from Judge Asia	212,447	-
Deferred contract costs	106,734	-
Note receivables	110,744	60,842
Advances to employees	53,011	164,910
Unbilled receivables	-	148,329
Less: allowance for doubtful accounts	(212,447)	(147)
Total	1,525,354	1,250,661
Less: Long-term portion	(244,387)	(222,507)
Prepayments, deposits and other assets – current portion	$1,280,967	$1,028,154

The movement of the allowance for doubtful accounts is as follows:

	As of June 30,
	2020	2019
Balance at the beginning of the year	$147	$6,149
Provision (reversal) for doubtful accounts	213,422	(5,817)
Write-off	(144)	-
Foreign currency translation adjustment	(978)	(185)
Balance at the end of the year	$212,447	$147